Stock-Based Compensation (Tables)	12 Months Ended
Jun. 30, 2015
Stock-Based Compensation
Stock Option Activity

	Shares	Weighted Average Exercise Price
Outstanding at beginning of year	1,143,195	$12.44
Granted	20,000	9.19
Exercised	—	—
Forfeited	(103,474)	10.77

Outstanding at end of year	1,059,721	12.58

Exercisable	305,595	13.81

	Shares	Weighted Average Grant Date Fair Value
Exercisable, beginning of year	223,706	$3.74
Vested	95,570	3.15
Exercised	—	—
Forfeited or expired	(13,681)	3.85

Exercisable, end of year	305,595	3.55

Information about Stock Options Outstanding

Options Outstanding				Options Exercisable
(Dollars in thousands, except per share data)
Weighted Average Exercise Price	Number	Weighted Average Remaining Life	Aggregate Intrinsic Value	Weighted Average Exercise Price	Number	Weighted Average Remaining Life	Aggregate Intrinsic Value
9.30	20,000	8.64 years	13	9.30	—	8.64 years	—
9.38	295,176	7.59	168	9.38	13,224	7.59	8
9.39	10,000	9.08	6	9.39	—	9.08	—
12.63	32,500	6.58	—	12.63	10,833	6.58	—
13.93	540,035	5.50	—	13.93	216,734	5.50	—
14.52	162,010	5.50	—	14.52	64,804	5.50	—

12.58	1,059,721	6.21	187	13.81	305,595	6.21	8

Summary of restricted stock activity

	Shares	Weighted Average Grant Date Fair Value
Unvested at beginning of period	55,814	$9.33
Granted	174,000	9.35
Vested	(1,055)	9.33
Forfeited	(16,749)	9.39

Unvested at end of period	212,010	9.34

Estimated Amount and Timing of Future Pre-tax Stock-based Compensation Expense

	Year Ending June 30,
	2016	2017	2018	2019	2020	Total
	(Dollars in thousands)
Stock options	$331	$185	$76	$12	$1	$605
Restricted stock	400	400	363	312	84	1,559

	$731	$585	$439	$324	$85	$2,164

Black-Scholes option-pricing model
Share-based Compensation Arrangement by Share-based Payment Award
Schedule of a option-pricing model weighted-average assumptions

	Year Ended June 30,
	2015	2014
Assumptions:
Dividend yield	0.43%	3.85%
Expected life	7.0 years	7.0 years
Expected volatility	30.30%	30.38%
Risk-free interest rate	2.03%	2.14%
Weighted average fair value per option	$3.11	$1.95

Hull-White option pricing model
Share-based Compensation Arrangement by Share-based Payment Award
Schedule of a option-pricing model weighted-average assumptions
Assumptions:
Dividend yield	3.72%
Expected life	7.8 years
Expected volatility	28.45% - 32.84%
Risk-free interest rate	0.07% - 1.54%
Incremental weighted average fair value per option	$0.52